Fair Value Measurement and Disclosures - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value transfers between levels transfers amount		$ 0	$ 0
Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value transfers between levels transfers amount	$ 0	$ 0	$ 0
Non-Recurring Basis | Significant Unobservable Inputs (Level 3) | Discount Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Appraisal discounts and weighted average input rate		0.15	0.15
Non-Recurring Basis | Significant Unobservable Inputs (Level 3) | Discount Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Appraisal discounts and weighted average input rate		0.20	0.20